Long-term investments, net (Tables)	12 Months Ended
Dec. 31, 2025
Long-term investments, net.
Summary of Group's long term investments

	As of December 31,
	2024	2025
	RMB	RMB
Measurement alternative investments:
Investee A	1,000	1,000
Investee B	4,000	4,000
Investee C	8,000	8,000
Equity method investment:
Investee D	—	330
Total long-term investments	13,000	13,330
Less: impairment	(5,000)	(5,000)
Long-term investments, net	8,000	8,330